CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY - CAD ($)	Share Capital [Member]	Contributed Surplus [Member]	Deficit [Member]	Total
Beginning Balance (shares) at Dec. 31, 2022				151,597,489
Beginning Balance at Dec. 31, 2022	$ 183,542,846	$ 37,790,810	$ (111,591,438)	$ 109,742,218
Private placement (shares)				12,438,407
Private placement	29,591,624			$ 29,591,624
Private placement issuance costs	(305,253)			$ (305,253)
Exercise of stock options (shares)				1,725,000
Exercise of stock options	2,765,240	(740,240)		$ 2,025,000
Exercise of restricted share units (shares)				330,349
Exercise of restricted share units	694,874	(694,874)
Share-based payments		1,728,960		$ 1,728,960
Loss and comprehensive loss			(3,338,299)	$ (3,338,299)
Ending Balance (shares) at Dec. 31, 2023				166,091,245
Ending Balance at Dec. 31, 2023	216,289,331	38,084,656	(114,929,737)	$ 139,444,250
Private placement (shares)				5,071,640
Private placement	8,282,154			$ 8,282,154
Private placement issuance costs	(210,163)			$ (210,163)
Equity offering (shares)				24,210,526
Equity offering	45,999,999			$ 45,999,999
Equity offering costs	(3,063,640)			$ (3,063,640)
Exercise of stock options (shares)				2,750,000
Exercise of stock options	4,685,480	(1,220,480)		$ 3,465,000
Exercise of restricted share units (shares)				267,907
Exercise of restricted share units	561,823	(561,823)
Share-based payments		2,614,482		$ 2,614,482
Loss and comprehensive loss			(6,921,830)	$ (6,921,830)
Ending Balance (shares) at Dec. 31, 2024				198,391,318
Ending Balance at Dec. 31, 2024	$ 272,544,984	$ 38,916,835	$ (121,851,567)	$ 189,610,252